Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	0-21513
Entity Registrant Name	DXP Enterprises, Inc.
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	76-0509661
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.01
Trading Symbol	DXPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001020710
Amendment Flag	false
Entity Address, Address Line One	5301 Hollister
Local Phone Number	996-4700
City Area Code	(713)
Entity Address, Postal Zip Code	77040